Vessels, net/ Advances for vessel acquisition/ Vessel held for sale	6 Months Ended
Jun. 30, 2022
Vessels, net/ Advances for vessel acquisition/ Vessel held for sale [Abstract]
Vessels, net/ Advances for vessel acquisition/ Vessel held for sale
5.	Vessels, net/ Advances for vessel acquisition/ Vessel held for sale:

(a) Vessels, net:
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2021	410,054,143	(16,088,214)	393,965,929
— Acquisitions, improvements, and other vessel costs	21,619,754	—	21,619,754
— Transfers from Advances for vessel acquisition (b)	2,368,165	—	2,368,165
— Transfer to Vessel held for sale (c)	(10,018,583)	599,930	(9,418,653)
— Period depreciation	—	(11,294,074)	(11,294,074)
Balance June 30, 2022	424,023,479	(26,782,358)	397,241,121

Vessel Acquisitions and other Capital Expenditures:

On January 4, 2022, the Company took delivery of one dry bulk carrier, the M/V Magic Callisto, which it acquired for a cash consideration of $23.55 million (Note 3(d)). As of June 30, 2022, 18 of the 29 vessels in the Company’s fleet having an aggregate carrying value of $258.8 million were first priority mortgaged as collateral to their loan facilities (Note 6).

(b) Advances for vessel acquisition

The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2021	$2,368,165
—Transfer to Vessels, net (a)	(2,368,165)
Balance June 30, 2022	$—

During the six months ended June 30, 2022, the Company took delivery of the vessel discussed under (a) above and, hence, advances paid within 2021 for this vessel were transferred from Advances for vessel acquisitions to Vessels, net.

(c) Vessel held for sale

On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus for a gross sale price of $13.15 million. The Company followed the provisions of ASC360 and, as of June 30, 2022, classified the respective vessel as “held for sale” in the accompanying unaudited interim consolidated balance sheet of June 30, 2022, as all criteria required for its classification as such were met at the balance sheet date. No impairment charges have been recorded as of June 30, 2022 in connection with the anticipated sale of the vessel since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its fair value less cost to sell. The vessel was delivered to its new owners on July 15, 2022. The Company expects to recognize during the third quarter of 2022 a gain on the sale of the M/T Wonder Arcturus of approximately $3.7 million, excluding any transaction related costs.